Offerings	Sep. 29, 2025 USD ($) shares $ / shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common shares, par value Euro0.10 per share
Offering Note

(1)
The amount to be registered consists of an indeterminate amount of common shares, debt securities, warrants and/or units. There is also being registered hereunder such currently indeterminate number of (i) common shares or other securities of the registrant as may be issued upon conversion of, or in exchange for, convertible or exchangeable debt securities registered hereby or pursuant to any anti-dilution adjustments with respect to any such debt securities, or (ii) common shares, debt securities or units as may be issued upon exercise of warrants registered hereby, as the case may be. Any securities registered hereunder may be sold separately or as units with the other securities registered hereunder. In addition, pursuant to Rule 416 under the Securities Act of 1933, as amended, or the Securities Act, the common shares being registered hereunder include such indeterminate number of common shares as may be issuable with respect to the common shares being registered hereunder as a result of share splits, share dividends or similar transactions.

(2)
In accordance with Rule 456(b) and Rule 457(r) under the Securities Act, the registrant is deferring payment of the registration fees and will pay the registration fees subsequently in advance or on a “pay-as-you-go” basis.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Offering Note

(1)
The amount to be registered consists of an indeterminate amount of common shares, debt securities, warrants and/or units. There is also being registered hereunder such currently indeterminate number of (i) common shares or other securities of the registrant as may be issued upon conversion of, or in exchange for, convertible or exchangeable debt securities registered hereby or pursuant to any anti-dilution adjustments with respect to any such debt securities, or (ii) common shares, debt securities or units as may be issued upon exercise of warrants registered hereby, as the case may be. Any securities registered hereunder may be sold separately or as units with the other securities registered hereunder. In addition, pursuant to Rule 416 under the Securities Act of 1933, as amended, or the Securities Act, the common shares being registered hereunder include such indeterminate number of common shares as may be issuable with respect to the common shares being registered hereunder as a result of share splits, share dividends or similar transactions.

(2)
In accordance with Rule 456(b) and Rule 457(r) under the Securities Act, the registrant is deferring payment of the registration fees and will pay the registration fees subsequently in advance or on a “pay-as-you-go” basis.

Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Warrants
Offering Note

(1)
The amount to be registered consists of an indeterminate amount of common shares, debt securities, warrants and/or units. There is also being registered hereunder such currently indeterminate number of (i) common shares or other securities of the registrant as may be issued upon conversion of, or in exchange for, convertible or exchangeable debt securities registered hereby or pursuant to any anti-dilution adjustments with respect to any such debt securities, or (ii) common shares, debt securities or units as may be issued upon exercise of warrants registered hereby, as the case may be. Any securities registered hereunder may be sold separately or as units with the other securities registered hereunder. In addition, pursuant to Rule 416 under the Securities Act of 1933, as amended, or the Securities Act, the common shares being registered hereunder include such indeterminate number of common shares as may be issuable with respect to the common shares being registered hereunder as a result of share splits, share dividends or similar transactions.

(2)
In accordance with Rule 456(b) and Rule 457(r) under the Securities Act, the registrant is deferring payment of the registration fees and will pay the registration fees subsequently in advance or on a “pay-as-you-go” basis.

Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Units
Offering Note

(1)
The amount to be registered consists of an indeterminate amount of common shares, debt securities, warrants and/or units. There is also being registered hereunder such currently indeterminate number of (i) common shares or other securities of the registrant as may be issued upon conversion of, or in exchange for, convertible or exchangeable debt securities registered hereby or pursuant to any anti-dilution adjustments with respect to any such debt securities, or (ii) common shares, debt securities or units as may be issued upon exercise of warrants registered hereby, as the case may be. Any securities registered hereunder may be sold separately or as units with the other securities registered hereunder. In addition, pursuant to Rule 416 under the Securities Act of 1933, as amended, or the Securities Act, the common shares being registered hereunder include such indeterminate number of common shares as may be issuable with respect to the common shares being registered hereunder as a result of share splits, share dividends or similar transactions.

(2)
In accordance with Rule 456(b) and Rule 457(r) under the Securities Act, the registrant is deferring payment of the registration fees and will pay the registration fees subsequently in advance or on a “pay-as-you-go” basis.

Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Secondary Offering: Common shares, par value Euro0.10 per share
Offering Note

(1)
The amount to be registered consists of an indeterminate amount of common shares, debt securities, warrants and/or units. There is also being registered hereunder such currently indeterminate number of (i) common shares or other securities of the registrant as may be issued upon conversion of, or in exchange for, convertible or exchangeable debt securities registered hereby or pursuant to any anti-dilution adjustments with respect to any such debt securities, or (ii) common shares, debt securities or units as may be issued upon exercise of warrants registered hereby, as the case may be. Any securities registered hereunder may be sold separately or as units with the other securities registered hereunder. In addition, pursuant to Rule 416 under the Securities Act of 1933, as amended, or the Securities Act, the common shares being registered hereunder include such indeterminate number of common shares as may be issuable with respect to the common shares being registered hereunder as a result of share splits, share dividends or similar transactions.

(2)
In accordance with Rule 456(b) and Rule 457(r) under the Securities Act, the registrant is deferring payment of the registration fees and will pay the registration fees subsequently in advance or on a “pay-as-you-go” basis.

Offering: 6
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Secondary Offering: Common shares, par value Euro0.10 per share
Amount Registered | shares	45,321,301
Proposed Maximum Offering Price per Unit | $ / shares	4.88
Maximum Aggregate Offering Price	$ 221,167,948.88
Fee Rate	0.01531%
Amount of Registration Fee	$ 33,860.81
Offering Note

(3)
With respect to this secondary offering, this registration statement registers 45,321,301 common shares to be sold by the selling securityholders named therein. Pursuant to Rule 416, this registration statement also relates to an indeterminate number of additional common shares that may be issued with respect to such common shares by way of stock splits, stock dividends, reclassifications or similar transactions.

(4)
Estimated solely purposes of calculating the registration fee pursuant to Rule 457(c) under the Securities Act, on the basis of the average of the high and low prices for a common share as reported on the Nasdaq Global Market on September 22, 2025, which date is a date within five business days of the filing date of this registration statement.